Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Accounts receivable, allowances	$ 8,871	$ 6,298	$ 8,138	$ 8,510
Common stock (voting), par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock (voting), shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock (voting), issued	59,192,132	49,790,743	49,476,380	49,392,774
Common Stock (voting), outstanding	59,192,132	49,790,743	49,476,380	49,392,774
Undesignated Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Undesignated Preferred Stock, issued	0	0	0	0
Undesignated Preferred Stock, outstanding	0	0	0	0